CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 200,832	$ 122,815	$ 89,206
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	78,080	67,393	58,436
Vessel impairment charge	42,410	11,800	0
Available for sale securities impairment charge	20,552	0	0
Amortization of deferred charges	11,613	11,271	11,305
Amortization of seller's credit	(1,904)	(1,903)	(1,983)
Equity in earnings of associated companies	(33,605)	(33,497)	(28,200)
Gain on sale of assets and termination of charters	(7,364)	(23,931)	(18,025)
Gain on sale of investment in associated company	0	(6,055)	0
Gain on redemption of Horizon loan notes and warrants	(44,552)	0	0
Gain on redemption of Frontline loan notes	(28,904)	0	0
Adjustment of derivatives to fair value recognized in net income	13,278	7,699	(7,950)
(Gain)/loss on repurchase of bonds	(1,007)	21	1,218
Interest receivable in form of notes	(2,182)	(3,197)	(2,767)
Other, net	(1,134)	(458)	(1,396)
Changes in operating assets and liabilities
Trade accounts receivable	1,196	5,109	(4,313)
Due from related parties	14,105	(20,634)	49,189
Other receivables	(840)	(9,418)	(740)
Inventories	(2,529)	(320)	(3,656)
Prepaid expenses and accrued income	(715)	(1,104)	(3,236)
Trade accounts payable	(1,572)	(1,095)	2,047
Accrued expenses	(5,302)	4,358	271
Other current liabilities	7,945	3,547	718
Net cash provided by operating activities	258,401	132,401	140,124
Investing activities
Repayments from investments in direct financing and sales-type leases	35,946	43,120	51,220
Additions to newbuildings	(223,109)	(202,333)	(109,337)
Purchase of vessels	(273,552)	(192,864)	0
Proceeds from sale of vessels and termination of charters	42,275	199,429	83,583
Proceeds from sale of investment in associated company	111,095	0	0
Proceeds from redemption of Horizon loan notes and warrants	71,681	0	0
Proceeds from redemption of Frontline loan notes	112,687	0	0
Net amounts (paid to)/received from associated companies	(62,083)	88,585	(81,308)
Proceeds from repayment of investment loan (included in other receivables)	0	50,000	0
Other investments and long-term assets, net	(20,722)	(7,877)	(18,140)
Net cash used in investing activities	(205,782)	(21,940)	(73,982)
Financing activities
Proceeds from shares issued, net of issuance costs	675	927	128,880
Payments in lieu of issuing shares for exercised share options	0	(1,196)	(448)
Repurchase of bonds	(23,787)	(75,262)	(254,132)
Proceeds from issuance of short-term and long-term debt	595,305	733,632	705,347
Repayments of short-term and long-term debt	(435,706)	(616,783)	(530,186)
Debt fees paid	(7,155)	(7,460)	(8,390)
Cash dividends paid	(162,594)	(152,142)	(109,114)
Net cash used in financing activities	(33,262)	(118,284)	(68,043)
Net increase/(decrease) in cash and cash equivalents	19,357	(7,823)	(1,901)
Cash and cash equivalents at start of the year	50,818	58,641	60,542
Cash and cash equivalents at end of the year	70,175	50,818	58,641
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 68,215	$ 82,524	$ 77,630